SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital Tables Abstract
Issued and outstanding common shares continuity
	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2017	540,722,365	$1,295,235
Issued for cash:
Share issue proceeds	18,337,000	20,000
Share issue costs	-	(1,129)
Share option exercises	128,873	90
Share option exercises-fair value adjustment	-	112
Flow-through share premium liability (note 17)	-	(3,835)
Share cancellations	(5,029)	-
	18,460,844	15,238
Balance-December 31, 2017	559,183,209	$1,310,473

Issued for cash:
Share issue proceeds	4,950,495	5,000
Share issue costs	-	(451)
Acquisition-Wheeler River additional interest (note 13)	24,615,000	17,231
Acquisition-Wheeler River additional interest–transaction costs (note 13)	426,382	298
Flow-through share premium liability (note 17)	-	(1,337)
	29,991,877	20,741
Balance-December 31, 2018	589,175,086	$1,331,214